Income Taxes - Tax rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Withholding tax rate (as a percent)	10.00%	10.00%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expenses in PRC	¥ 21,430	$ 3,064
Income tax expenses outside PRC	¥ 303	$ 44
HONG KONG
Income Taxes
Statutory income tax rate	16.50%	16.50%
Shanghai Xunmeng
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Walnut Shanghai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%